Deferred Grant Income -- Tax Credit (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Deferred Grant Income

$’000
Balance at January 1, 2020	—
Grants related to prior years	3,173
Grants received in 2020	4,314
Grant income recognized	—
Adjustments, net	—

Balance at December 31, 2020	7,488
Balance at January 1, 2021	7,488
Grants related to prior years	—
Grants received in 2021	1,161
Grant income recognized	(1,144)
Adjustments, net	99

Balance at June 30, 2021	7,604